CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 14,683	$ 25,749
Deposits (Note 3)	28,243	16,747
Marketable securities (Note 3)	10,945	7,839
Trade receivables, net of allowance for doubtful accounts of $701 and $1,102 as of December 31, 2011 and 2010, respectively (Note 4)	23,378	14,255
Deferred taxes (Note 14)	540	2,220
Other receivables and prepaid expenses (Note 5)	2,610	2,431
Total Current Assets	80,399	69,241
Long-Term Assets:
Deposits (Note 6 & Note 11A)	1,093	620
Other receivables and prepaid expenses (Note 5)	233	364
Severance Pay funds (Note 7)	1,746	1,703
Deferred taxes (Note 14)	550
Identifiable Intangible assets, Net (Note 8)	1,166	2,004
Goodwill (Note 8)	1,572	2,511
Property and Equipment, Net (Note 9)	3,873	3,384
Total Long-Term Assets	10,233	10,586
TOTAL ASSETS	90,632	79,827
Current Liabilities:
Accounts payable and accrued expenses (Note 10)	13,608	12,574
Dividend payable (Note 12F)	2,536
Deferred revenues	9,529	7,957
Total Current Liabilities	25,673	20,531
Long-Term Liabilities:
Accrued severance pay (Note 7)	3,847	3,431
Deferred tax liability (Note 14)	180
Deferred revenues	1,828	1,777
Total Long-Term Liabilities	5,855	5,208
Total Liabilities	31,528	25,739
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2011 and 2010; Issued - 31,407,888 shares as of December 31, 2011 and 30,673,227 as of December 31, 2010; Outstanding - 31,368,888 shares as of December 31, 2011 and 30,634,227 shares as of December 31, 2010;	131	126
Additional paid-in capital	84,383	81,170
Accumulated other comprehensive income	(167)	228
Accumulated deficit	(25,200)	(27,393)
Stockholders' Equity before Treasury Stock, Total	59,147	54,131
Treasury shares, at cost: 39,000 shares	(43)	(43)
Total shareholders' equity	59,104	54,088
Total Liabilities and Shareholders' Equity	$ 90,632	$ 79,827